21. NET SALES AND SERVICES REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Net Sales And Services Revenue Tables
Net sales and services revenue

Net sales and services revenue is comprised as follows:

	12/31/2017	12/31/2016	12/31/2015
Gross revenue
Domestic market	11,487,011	10,206,195	10,212,748
Foreign market	9,980,572	9,571,630	7,725,818
	21,467,583	19,777,825	17,938,566
Deductions
Sales returns and discounts	(262,989)	(190,415)	(297,957)
Taxes on sales	(2,679,993)	(2,438,461)	(2,378,912)
	(2,942,982)	(2,628,876)	(2,676,869)
Net revenue	18,524,601	17,148,949	15,261,697